RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative financial instruments
Schedule of Financial Instruments
The balance sheet classification of the fair value of the derivative instruments as at December 31, 2015 is as follows:

at December 31, 2015	Cash Flow Hedges[1]	Fair Value Hedges[1]	Net Investment Hedges[1]	Held for Trading[1]	Total Fair Value of Derivative Instruments
(millions of Canadian $)

Other current assets (Note 5)
Commodities[2]	46	—	—	326	372
Foreign exchange	—	—	65	2	67
Interest rate	—	1	—	2	3
	46	1	65	330	442
Intangible and other assets (Note 11)
Commodities[2]	11	—	—	126	137
Foreign exchange	—	—	29	—	29
Interest rate	—	2	—	—	2
	11	2	29	126	168
Total Derivative Assets	57	3	94	456	610

Accounts payable and other (Note 13)
Commodities[2]	(112)	—	—	(443)	(555)
Foreign exchange	—	—	(313)	(54)	(367)
Interest rate	(1)	(1)	—	(2)	(4)
	(113)	(1)	(313)	(499)	(926)
Other long-term liabilities (Note 14)
Commodities[2]	(31)	—	—	(131)	(162)
Foreign exchange	—	—	(461)	—	(461)
Interest rate	(1)	(1)	—	—	(2)
	(32)	(1)	(461)	(131)	(625)
Total Derivative Liabilities	(145)	(2)	(774)	(630)	(1,551)

[1]	Fair value equals carrying value.

[2]	Includes purchases and sales of power and natural gas.
The balance sheet classification of the fair value of the derivative instruments as at December 31, 2014 is as follows:

at December 31, 2014	Cash Flow Hedges[1]	Fair Value Hedges[1]	Net Investment Hedges[1]	Held for Trading[1]	Total Fair Value of Derivative Instruments
(millions of Canadian $)

Other current assets (Note 5)
Commodities[2]	39	—	—	359	398
Foreign exchange	—	—	5	1	6
Interest rate	—	2	—	3	5
	39	2	5	363	409
Intangible and other assets (Note 11)
Commodities[2]	18	—	—	72	90
Foreign exchange	—	—	1	—	1
Interest rate	—	1	—	1	2
	18	1	1	73	93
Total Derivative Assets	57	3	6	436	502

Accounts payable and other (Note 13)
Commodities[2]	(136)	—	—	(422)	(558)
Foreign exchange	—	—	(155)	(32)	(187)
Interest rate	(1)	—	—	(3)	(4)
	(137)	—	(155)	(457)	(749)
Other long-term liabilities (Note 14)
Commodities[2]	(27)	—	—	(72)	(99)
Foreign exchange	—	—	(310)	—	(310)
Interest rate	(1)	—	—	(1)	(2)
	(28)	—	(310)	(73)	(411)
Total Derivative Liabilities	(165)	—	(465)	(530)	(1,160)

[1]	Fair value equals carrying value.

[2]	Includes purchases and sales of power and natural gas.
The following table details the fair value of the non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2015		2014
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Notes receivable[1]	214	265	213	263
Current and Long-term debt[2,3] (Note 16)	(31,584)	(34,309)	(24,757)	(28,713)
Junior subordinated notes (Note 17)	(2,422)	(2,011)	(1,160)	(1,157)
	(33,792)	(36,055)	(25,704)	(29,607)

[1]	Notes receivable are included in Other current assets and Intangible and other assets on the Consolidated balance sheet.

[2]	Long-term debt is recorded at amortized cost, except for US$850 million (2014 – US$400 million) that is attributed to hedged risk and recorded at fair value.

[3]
Consolidated Net income in 2015 included gains of $2 million (2014 – losses of $3 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$850 million of Long-term debt at December 31, 2015 (2014 – US$400 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available for Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available for sale assets:

	2015		2014
at December 31	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]
(millions of Canadian $)

Fair values
Fixed income securities (maturing within 5 years)	—	90	—	75
Fixed income securities (maturing after 10 years)	261	—	—	—
	261	90	—	75

[1]
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company would record these gains and losses as regulatory assets or liabilities. In 2015 and 2014, there were no net realized or unrealized gains or losses on LMCI restricted investments.

[2]
Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary. In 2015 and 2014, there were no net realized or unrealized gains or losses on other restricted investments.

Summary of Derivative Instruments
The following tables present the maturity and notional principal or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations:

at December 31, 2015	Power	Natural Gas	Foreign Exchange	Interest

Purchases[1]	70,331	133	—	—
Sales[1]	54,382	70	—	—
Millions of dollars	—	—	US 1,476	US 1,100
Maturity dates	2016–2020	2016–2020	2016	2016–2019

[1]	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

at December 31, 2014	Power	Natural Gas	Foreign Exchange	Interest

Purchases[1]	53,217	60	—	—
Sales[1]	39,429	38	—	—
Millions of dollars	—	—	US 1,374	US 650
Maturity dates	2015–2019	2015–2020	2015	2015–2018

[1]	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

Summary of Unrealized and Realized Gains/(Losses) of Derivative Instruments
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2015	2014
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized losses in the year
Commodities	(37)	(40)
Foreign exchange	(21)	(20)
Amount of realized losses in the year
Commodities	(151)	(28)
Foreign exchange	(112)	(28)
Derivative instruments in hedging relationships[2,3]
Amount of realized (losses)/gains in the year
Commodities	(179)	130
Interest rate	8	4

[1]
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell commodities are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest expense and Interest income and other, respectively.

[2]	In 2015, net realized gains on fair value hedges were $11 million (2014 – gains of $7 million) and were included in Interest expense.

[3]	In 2015 and 2014, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

Schedule of Components of OCI related to Derivatives in Cash Flow Hedging Relationships
The components of OCI (Note 21) related to derivatives in cash flow hedging relationships are as follows:

year ended December 31	2015	2014
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI (effective portion)[1]
Commodities	(92)	(128)
Foreign exchange	—	10
	(92)	(118)
Reclassification of gains/(losses) on derivative instruments from AOCI to Net income (effective portion)[1]
Commodities[2]	128	(111)
Interest rate[3]	16	16
	144	(95)
Losses on derivative instruments recognized in Net income (ineffective portion)
Commodities[2]	—	(13)

[1]	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI.

[2]	Reported within Revenues on the Consolidated statement of income.

[3]	Reported within Interest expense on the Consolidated statement of income.

Schedule of Offsetting Assets
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2015	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative - Asset
Commodities	509	(418)	91
Foreign exchange	96	(93)	3
Interest rate	5	(1)	4
	610	(512)	98
Derivative - Liability
Commodities	(717)	418	(299)
Foreign exchange	(828)	93	(735)
Interest rate	(6)	1	(5)
	(1,551)	512	(1,039)

[1]	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2014:

at December 31, 2014	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative - Asset
Commodities	488	(387)	101
Foreign exchange	7	(7)	—
Interest rate	7	(1)	6
	502	(395)	107
Derivative - Liability
Commodities	(657)	387	(270)
Foreign exchange	(497)	7	(490)
Interest rate	(6)	1	(5)
	(1,160)	395	(765)

[1]	Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2015	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative - Asset
Commodities	509	(418)	91
Foreign exchange	96	(93)	3
Interest rate	5	(1)	4
	610	(512)	98
Derivative - Liability
Commodities	(717)	418	(299)
Foreign exchange	(828)	93	(735)
Interest rate	(6)	1	(5)
	(1,551)	512	(1,039)

[1]	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2014:

at December 31, 2014	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative - Asset
Commodities	488	(387)	101
Foreign exchange	7	(7)	—
Interest rate	7	(1)	6
	502	(395)	107
Derivative - Liability
Commodities	(657)	387	(270)
Foreign exchange	(497)	7	(490)
Interest rate	(6)	1	(5)
	(1,160)	395	(765)

[1]	Amounts available for offset do not include cash collateral pledged or received.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2015, are categorized as follows:

at December 31, 2015	Quoted Prices in Active Markets Level I1	Significant Other Observable Inputs Level II1	Significant Unobservable Inputs Level III[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	34	462	13	509
Foreign exchange	—	96	—	96
Interest rate	—	5	—	5
Derivative Instrument Liabilities:
Commodities	(102)	(611)	(4)	(717)
Foreign exchange	—	(828)	—	(828)
Interest rate	—	(6)	—	(6)
	(68)	(882)	9	(941)

[1]	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2015.
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2014, are categorized as follows:

at December 31, 2014	Quoted Prices in Active Markets Level I1	Significant Other Observable Inputs Level II1	Significant Unobservable Inputs Level III[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	40	441	7	488
Foreign exchange	—	7	—	7
Interest rate	—	7	—	7
Derivative Instrument Liabilities:
Commodities	(86)	(568)	(3)	(657)
Foreign exchange	—	(497)	—	(497)
Interest rate	—	(6)	—	(6)
	(46)	(616)	4	(658)

[1]	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2014.

Schedule of Net Change in the Level III Fair Value Category
The following table presents the net change in fair value of derivative assets and liabilities classified as Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2015	2014

Balance at beginning of year	4	1
Transfers out of Level III	5	—
Total gains included in Net income	3	3
Sales	(2)	—
Settlements	(1)	—
Balance at end of year[1]	9	4

[1]	Revenues include unrealized gains attributed to derivatives in the Level III category that were still held at December 31, 2015 of $7 million (2014 – $3 million).

Designated as a net investment hedge
Derivative financial instruments
Summary of Derivative Instruments
U.S. Dollar-Denominated Debt Designated as a Net Investment Hedge

at December 31	2015	2014
(millions of Canadian $, unless otherwise noted)

Carrying value	23,000 (US 16,600)	17,000 (US 14,700)
Fair value	23,800 (US 17,200)	19,000 (US 16,400)

Derivatives Designated as a Net Investment Hedge

	2015			2014
at December 31	Fair Value[1]	Notional or Principal Amount		Fair Value[1]	Notional or Principal Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2016 to 2019)[2]	(730)	US	3,150	(431)	US	2,900
U.S. dollar foreign exchange forward contracts (maturing 2016 to 2017)	50	US	1,800	(28)	US	1,400
	(680)	US	4,950	(459)	US	4,300

[1]	Fair values equal carrying values.

[2]	In 2015, net realized gains of $8 million (2014 – gains of $21 million) related to the interest component of cross-currency swap settlements are included in Interest expense.